Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of entity's operating segments [Abstract]
Segment Report
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Mining assets 30 June			Capital expenditure# 30 June			Ounces produced* 30 June			Tons milled* 30 June
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	US$ million			US$ million			US$ million			US$ million			US$ million			oz			t'000

South Africa
Underground
Tshepong Operations (a)	419	372	341	296	270	222	123	102	119	585	645	571	78	52	43	302 026	283 827	289 968	1 893	1 869	1 956
Moab Khotsong	130	—	—	74	—	—	56	—	—	268	—	—	13	—	—	105 969	—	—	360	—	—
Bambanani	126	116	112	70	64	56	56	52	56	48	57	55	5	6	7	90 698	88 415	96 870	257	254	256
Joel	74	96	84	72	69	57	2	27	27	72	69	49	19	18	15	52 566	72 211	73 239	501	567	597
Doornkop	152	114	102	110	91	72	42	23	30	197	227	203	21	18	14	110 245	85 939	87 772	767	706	695
Target 1	127	111	126	103	99	86	24	12	40	91	154	192	24	24	22	91 758	85 809	108 895	749	822	814
Kusasalethu	193	189	143	158	153	125	35	36	18	156	217	256	22	21	25	142 395	141 270	124 198	738	670	736
Masimong	117	107	91	90	82	72	27	25	19	4	33	33	10	9	8	84 332	81 599	78 190	714	706	716
Unisel	57	67	64	60	62	52	(3)	5	12	3	40	37	7	6	4	41 152	51 280	54 785	415	436	467
Surface
All other surface operations	157	134	110	116	102	88	41	32	22	40	37	30	12	19	5	114 778	102 175	95 553	15 595	12 179	12 112
Total South Africa	1 552	1 306	1 173	1 149	992	830	403	314	343	1 464	1 479	1 426	211	173	143	1 135 919	992 525	1 009 470	21 989	18 209	18 349
International
Hidden Valley(b)	32	110	91	18	97	84	14	13	7	281	175	44	122	98	8	92 015	95 327	72 565	2 757	3 186	1 906
Total international	32	110	91	18	97	84	14	13	7	281	175	44	122	98	8	92 015	95 327	72 565	2 757	3 186	1 906
Total operations	1 584	1 416	1 264	1 167	1 089	914	417	327	350	1 745	1 654	1 470	333	271	151	1 227 934	1 087 852	1 082 035	24 746	21 395	20 255
Reconciliation of the segment information to the consolidated income statement and balance sheet (refer to note 39)	—	—	—	—	—	—	—	—	—	1 117	1 312	1 045
	1 584	1 416	1 264	1 167	1 089	914	417	327	350	2 862	2 966	2 515	333	271	151	1 227 934	1 087 852	1 082 035	24 746	21 395	20 255

#	Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of US$22.4 million (2017: US$14.5 million).

(a)
Tshepong and Phakisa were two separate segments for the 2017 financial year. As of 1 July 2017, they have been integrated into Tshepong Operations and have been treated as one segment for the 2018 financial year. June 2017 and 2016 amounts have been re-presented as a result of the integration.

(b)	Capital expenditure for 2018 comprises of expenditure of US$203.0 million net of capitalised revenue of US$81.4 million. No revenue was capitalised in 2017.

*	Production statistics are unaudited.